Accounting information and policies - Contribution of the Group's Venezuelan operations (Detail) £ in Millions	12 Months Ended
	Jun. 30, 2019 GBP (£) ves / £	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2018 ves / £	Jun. 30, 2018 / £
Disclosure of geographical areas [line items]
Net sales	£ 12,867	£ 12,163	£ 12,050
Operating profit/(loss)	4,042	3,691	3,559
Other finance income - hyperinflation adjustment	10	18	9
Net cash inflow from operating activities	4,305	4,086	£ 4,177
Net assets	10,156	11,713
Venezuela
Disclosure of geographical areas [line items]
Net sales	0	1
Operating profit/(loss)	0	0
Other finance income - hyperinflation adjustment	10	18
Net cash inflow from operating activities	0	1
Net assets	56	69
Venezuela | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Net sales	3	27
Operating profit/(loss)	2	16
Other finance income - hyperinflation adjustment	455	458
Net cash inflow from operating activities	5	12
Net assets	£ 2,643	£ 1,744
Venezuelan bolívar fuerte
Disclosure of geographical areas [line items]
Closing foreign exchange rate	403,700			38.59	3,858,826
Venezuelan bolívar fuerte | Reported if in compliance with requirement of IFRS
Disclosure of geographical areas [line items]
Closing foreign exchange rate	8,553				151,800